Statement of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss	$ (26,086)	$ (10,484)	$ (21,807)	$ (25,678)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation	692	529	1,240	1,138
Stock-based compensation	1,075	777	1,455	1,472
Changes in assets and liabilities
Accounts receivable	(2,648)	(869)	742	(1,359)
Inventories	(1,279)	(1,539)	(2,743)	(954)
Contract assets	2,873	(2,255)	(2,493)	160
Prepaid expenses and other current assets	(3,904)	1,545	1,077	(348)
Other assets			466	(280)
Accounts payable	5,296	(323)	(490)	757
Accrued expenses and other current liabilities	3,769	(1,310)	(1,024)	1,573
Contract liabilities	7,190	(2,478)	(2,389)	6,911
Other long-term liabilities			(480)	186
Net cash used in operating activities	(13,022)	(16,407)	(26,446)	(16,422)
Cash flows from investing activities
Purchase of property and equipment	(601)	(225)	(401)	(345)
Production of equipment for lease to customers	(5,044)	(2,176)	(3,028)	0
Net cash used in investing activities	(5,645)	(2,401)	(3,429)	(345)
Cash flows from financing activities
Proceeds from loan refinance, net of issuance costs	14,339	0
Repayment of term loan and equipment loan	(4,888)	0
Proceeds from loan issuances	3,200	750	2,324	0
Repayment of loan	(1,636)	(219)	(420)	(616)
Proceeds from convertible notes issuance	5,000	5,415	5,467	1,500
Proceeds from issuance of redeemable convertible preferred stock, net of issuance costs	0	28,278
Issuance of common stock upon exercise of stock options	283	39	53	159
Net cash provided by financing activities	16,298	34,263	35,577	18,887
Net change in cash and cash equivalents	(2,369)	15,455	5,702	2,120
Cash and cash equivalents at beginning of period	15,517	9,815	9,815	7,695
Cash and cash equivalents at end of period	13,148	25,270	15,517	9,815
Supplemental disclosure of cash flow information
Cash paid for interest	280	131	461	620
Cash paid for taxes			0	0
Supplemental disclosure of non-cash information
Extinguishment of redeemable convertible preferred stock	0	13,274	13,274	0
Conversion of convertible notes to Series D redeemable convertible preferred stock	0	1,512
Issuance of warrants	$ 134	$ 0
Unpaid liabilities related to property and equipment			216	0
Transfer between inventories and property and equipment			0	781
Series C Redeemable Convertible Preferred Stock
Supplemental disclosure of non-cash information
Issuance of warrants			0	168
Common Stock Warrants
Supplemental disclosure of non-cash information
Issuance of warrants			27	0
Series C Redeemable Convertible Preferred Stock
Cash flows from financing activities
Proceeds from issuance of redeemable convertible preferred stock, net of issuance costs			0	17,844
Supplemental disclosure of non-cash information
Issuance of common stock upon conversion of redeemable convertible preferred stock			0	6,809
Series D Redeemable Convertible Preferred Stock
Cash flows from financing activities
Proceeds from issuance of redeemable convertible preferred stock, net of issuance costs			28,153	0
Supplemental disclosure of non-cash information
Conversion of convertible notes to Series D redeemable convertible preferred stock			6,967	0
Series A Redeemable Convertible Preferred Stock
Supplemental disclosure of non-cash information
Issuance of common stock upon conversion of redeemable convertible preferred stock			$ 0	$ 1,003